Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 17
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2024